Summary of Significant Accounting Policies - Schedule Of Fair Value Liability Of Price Adjustable Warrants Determined By Level 3 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Balance
Fair value of warrant issued
Exercise of warrants
Change in fair value included in consolidated statement of operations	75,100
Fair value of warrants assumed in reverse merger	66,623
Balance	$ 141,723